Document And Entity Information - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Document Information [Line Items]
Entity Registrant Name	Tenaris SA
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-31518
Entity Central Index Key	0001190723
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Incorporation, State or Country Code	N4
Entity Address, Address Line One	26, Boulevard Royal – 4th Floor
Entity Address, Postal Zip Code	L-2449
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
Entity Common Stock, Shares Outstanding (in shares)	1,162,757,528
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Auditor Name	Ernst & Young	PricewaterhouseCoopers
Auditor Firm ID	1367	1328
Auditor Location	Luxembourg	Luxembourg
Document Financial Statement Error Correction [Flag]	false
Ternium S.A. [member]
Document Information [Line Items]
Auditor Name	PricewaterhouseCoopers
Auditor Firm ID	1328
Auditor Location	Luxembourg
Business Contact
Document Information [Line Items]
Contact Personnel Name	Marcos Basaldella
Entity Address, Address Line One	26, Boulevard Royal – 4th Floor
Entity Address, Postal Zip Code	L-2449
Entity Address, City or Town	Luxembourg
Entity Address, Country	LU
City Area Code	352
Local Phone Number	26 47 89 78
Treasury shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding (in shares)	78,485,337
American Depositary Shares (“ADSs”)
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares
Trading Symbol	TS
Security Exchange Name	NYSE
Ordinary shares [member]
Document Information [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $1.00 per share
Trading Symbol	TS
Security Exchange Name	NYSE